ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2019
Parent Company [Member]
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY
STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS
(In thousands of U.S. dollars, except share and per share data)

	December 31,
	2019	2018
ASSETS

CURRENT ASSETS
Cash and cash equivalents	$908	$5,970
Amount due from a subsidiary	5	1

Total current assets	913	5,971

INVESTMENTS IN SUBSIDIARIES	891,367	843,472

TOTAL ASSETS	$892,280	$849,443

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Accrued expenses and other current liabilities	$880	$5,925
Amounts due to subsidiaries	32	46

Total current liabilities	912	5,971

TOTAL LIABILITIES	912	5,971

SHAREHOLDERS’ EQUITY

Class A ordinary shares, par value $0.0001; 1,927,488,240 shares authorized; 241,818,016 shares issued and outstanding	24	24
Class B ordinary shares, par value $0.0001; 72,511,760 shares authorized; 72,511,760 shares issued and outstanding	7	7
Additional paid-in capital	1,655,602	1,655,602
Accumulated other comprehensive income ( loss )	269	(14,063)
Accumulated losses	(764,534)	(798,098)

Total shareholders’ equity	891,368	843,472

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$892,280	$849,443

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF OPERATIONS
(In thousands of U.S. dollars)

	Year Ended December 31,
	2019	2018	2017
REVENUE	$—	$—	$—

OPERATING COSTS AND EXPENSES
General and administrative	—	(133)	(412)

Total operating costs and expenses	—	(133)	(412)

OPERATING LOSS	—	(133)	(412)

NON-OPERATING INCOME (EXPENSES)
Interest income	—	102	129
Foreign exchange gains, net	1	616	—
Share of results of subsidiaries	33,563	(22,183)	(76,154)

Total non-operating income (expenses), net	33,564	(21,465)	(76,025)

INCOME (LOSS) BEFORE INCOME TAX	33,564	(21,598)	(76,437)
INCOME TAX EXPENSE	—	—	—

NET INCOME (LOSS)	$33,564	$(21,598)	$(76,437)

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(In thousands of U.S. dollars)

	Year Ended December 31,
	2019	2018	2017
Net income (loss)	$33,564	$(21,598)	$(76,437)
Other comprehensive income (loss):
Foreign currency translation adjustments, before and after tax	14,332	(14,551)	—

Other comprehensive income (loss)	14,332	(14,551)	—

Total comprehensive income (loss)	$47,896	$(36,149)	$(76,437)

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF CASH FLOWS
(In thousands of U.S. dollars)

	Year Ended December 31,
	2019	2018	2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$1	$(2,346)	$(321)

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	—	(423,553)	(6)
Withdrawal of bank deposit with original maturity over three months	—	5,000	—
Placement of bank deposit with original maturity over three months	—	—	(5,000)

Net cash used in investing activities	—	(418,553)	(5,006)

CASH FLOW FROM A FINANCING ACTIVITY
(Payments for) net proceeds from issuance of shares	(5,063)	405,152	—

Cash (used in) provided by a financing activity	(5,063)	405,152	—

NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(5,062)	(15,747)	(5,327)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	5,970	21,717	27,044

CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	$908	$5,970	$21,717

SUPPLEMENTAL CASH FLOW DISCLOSURE
Offering expenses capitalized for the issuance of shares included in accrued expenses and other current liabilities	$—	$5,943	$—